RELATED PARTY TRANSACTIONS (Summary of Related Parties Transaction by Related Party) (Details)	12 Months Ended
Dec. 31, 2018
Vincent Tianquan Mo [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Executive chairman of the board of directors and chief executive officer
Richard Jiangong Dai [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Director of the board up until February 25, 2016
Wall Street Global Training Center [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo and two other independent directors
Beihai Silver Beach [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo
Che Tian Xia Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai
Guangxi Wharton [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo
Research Center [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo
Upsky Long Island [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo
Upsky San Francisco [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo
Upsky Lighthouse Hotel [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo
Nanning Xuyin Business [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company under the control of Vincent Tianquan Mo
New York Military Academy [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	A company of which Vincent Tianquan Mo is a director